Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Amount [1]	Type [2]	Country	Subnat. Juris. [2]	Govt. [3]	Project [2]	Resource	Segment	Ext. Method
#: 1
		$ 9,147,865	Royalties	BRAZIL	Rio de Janeiro	STN	Santos Basin Offshore Rio De Janeiro	Oil And Gas	Exploration And Production	Well
#: 2
		3,760,786	Prod. Entitlements	BRAZIL	Rio de Janeiro	PPSA	Santos Basin Offshore Rio De Janeiro	Oil And Gas	Exploration And Production	Well
#: 3
		1,266,164	Bonuses	BRAZIL	Rio de Janeiro	ANP	Santos Basin Offshore Rio De Janeiro	Oil And Gas	Exploration And Production	Well
#: 4
		886,025	Royalties	BRAZIL	Rio de Janeiro	STN	Campos Basin Offshore Rio De Janeiro	Oil And Gas	Exploration And Production	Well
#: 5
		689,719	Royalties	BRAZIL	Espírito Santo	STN	Campos Basin Offshore Espírito Santo	Oil And Gas	Exploration And Production	Well
#: 6
		291,657	Royalties	BRAZIL	São Paulo	STN	Santos Basin Offshore São Paulo	Oil And Gas	Exploration And Production	Well
#: 7
		102,095	Royalties	BRAZIL	Amazonas	STN	Solimões Basin Onshore Amazonas	Oil And Gas	Exploration And Production	Well
#: 8
		54,068	Prod. Entitlements	BRAZIL	São Paulo	PPSA	Santos Basin Offshore São Paulo	Oil And Gas	Exploration And Production	Well
#: 9
		46,646	Comm. Social Resp.	BRAZIL	Rio de Janeiro	ICMBio	Santos Basin Offshore Rio De Janeiro	Oil And Gas	Exploration And Production	Well
#: 10
		37,556	Comm. Social Resp.	BRAZIL	Rio de Janeiro	ICMBio	Campos Basin Offshore Rio De Janeiro	Oil And Gas	Exploration And Production	Well
#: 11
		25,540	Royalties	BRAZIL	Bahia	STN	Recôncavo Basin Onshore Bahia	Oil And Gas	Exploration And Production	Well
#: 12
		25,284	Bonuses	BRAZIL	Rio Grande do Sul	ANP	Pelotas Basin Offshore Rio Grande Do Sul	Oil And Gas	Exploration And Production	Well
#: 13
		22,857	Fees	BRAZIL	Rio de Janeiro	ANP	Campos Basin Offshore Rio De Janeiro	Oil And Gas	Exploration And Production	Well
#: 14
		15,122	Prod. Entitlements	BRAZIL	Rio de Janeiro	PPSA	Campos Basin Offshore Rio De Janeiro	Oil And Gas	Exploration And Production	Well
#: 15
	[4]	14,294	Royalties	BRAZIL		STN	Entity Level Payment Petróleo Brasileiro S.A.	Oil And Gas	Exploration And Production	Well
#: 16
		9,648	Fees	BRAZIL	Rio de Janeiro	ANP	Santos Basin Offshore Rio De Janeiro	Oil And Gas	Exploration And Production	Well
#: 17
		4,588	Comm. Social Resp.	BRAZIL	Espírito Santo	ICMBio	Espírito Santo Basin Offshore Espírito Santo	Oil And Gas	Exploration And Production	Well
#: 18
		2,215	Fees	BRAZIL	Espírito Santo	ANP	Campos Basin Offshore Espírito Santo	Oil And Gas	Exploration And Production	Well
#: 19
		1,897	Fees	BRAZIL	São Paulo	ANP	Santos Basin Offshore São Paulo	Oil And Gas	Exploration And Production	Well
#: 20
		1,753	Fees	BRAZIL	Sergipe	ANP	Sergipe Basin Offshore Sergipe	Oil And Gas	Exploration And Production	Well
#: 21
		979	Royalties	BRAZIL	Bahia	STN	Camamu Basin Offshore Bahia	Oil And Gas	Exploration And Production	Well
#: 22
		956	Royalties	BRAZIL	Rio Grande do Norte	STN	Potiguar Basin Offshore Rio Grande Do Norte	Oil And Gas	Exploration And Production	Well
#: 23
		888	Fees	BRAZIL	Rio Grande do Norte	ANP	Potiguar Basin Offshore Rio Grande Do Norte	Oil And Gas	Exploration And Production	Well
#: 24
		480	Fees	BRAZIL	Bahia	ANP	Recôncavo Basin Onshore Bahia	Oil And Gas	Exploration And Production	Well
#: 25
		472	Fees	BRAZIL	Pará	ANP	Pará-Maranhão Basin Offshore Pará	Oil And Gas	Exploration And Production	Well
#: 26
		307	Fees	BRAZIL	Ceará	ANP	Ceará Basin Offshore Ceará	Oil And Gas	Exploration And Production	Well
#: 27
		294	Fees	BRAZIL	Amazonas	ANP	Solimões Basin Onshore Amazonas	Oil And Gas	Exploration And Production	Well
#: 28
		294	Comm. Social Resp.	BRAZIL	Bahia	ICMBio	Camamu Basin Offshore Bahia	Oil And Gas	Exploration And Production	Well
#: 29
		274	Fees	BRAZIL	Rio de Janeiro	Ibama	Santos Basin Offshore Rio De Janeiro	Oil And Gas	Exploration And Production	Well
#: 30
		255	Fees	BRAZIL	Rio Grande do Sul	ANP	Pelotas Basin Offshore Rio Grande Do Sul	Oil And Gas	Exploration And Production	Well
#: 31
		240	Fees	BRAZIL	Amazonas	Ibama	Foz Do Amazonas Basin Offshore Amazonas	Oil And Gas	Exploration And Production	Well
#: 32
		236	Fees	BRAZIL	Maranhão	ANP	Barreirinhas Basin Offshore Maranhão	Oil And Gas	Exploration And Production	Well
#: 33
		232	Comm. Social Resp.	BRAZIL	Santa Catarina	ICMBio	Santos Basin Offshore Santa Catarina	Oil And Gas	Exploration And Production	Well
#: 34
		200	Comm. Social Resp.	BRAZIL	Rio Grande do Norte	ICMBio	Potiguar Basin Offshore Rio Grande Do Norte	Oil And Gas	Exploration And Production	Well
#: 35
		160	Fees	BRAZIL	Espírito Santo	ANP	Espírito Santo Basin Offshore Espírito Santo	Oil And Gas	Exploration And Production	Well
#: 36
		124	Fees	BRAZIL	Sergipe	Ibama	Sergipe - Alagoas Basin Offshore Sergipe	Oil And Gas	Exploration And Production	Well
#: 37
		114	Fees	BRAZIL	Amapá	ANP	Foz Do Amazonas Basin Offshore Amapá	Oil And Gas	Exploration And Production	Well
#: 38
		113	Fees	BRAZIL	Bahia	ANP	Camamu Basin Offshore Bahia	Oil And Gas	Exploration And Production	Well
#: 39
		101	Fees	BRAZIL	Paraná	ANP	Paraná Basin Onshore Paraná	Oil And Gas	Exploration And Production	Well
#: 40
		93	Comm. Social Resp.	BRAZIL	Sergipe	ICMBio	Sergipe Basin Offshore Sergipe	Oil And Gas	Exploration And Production	Well
#: 41
		71	Fees	BRAZIL	Rio de Janeiro	Ibama	Campos Basin Offshore Rio De Janeiro	Oil And Gas	Exploration And Production	Well
#: 42
		71	Fees	BRAZIL	Espírito Santo	Ibama	Espírito Santo Basin Offshore Espírito Santo	Oil And Gas	Exploration And Production	Well
#: 43
		67	Fees	BRAZIL	Espírito Santo	ANP	Espírito Santo Basin Onshore Espírito Santo	Oil And Gas	Exploration And Production	Well
#: 44
		55	Fees	BRAZIL	Bahia	Ibama	Recôncavo Basin Onshore Bahia	Oil And Gas	Exploration And Production	Well
#: 45
		24	Fees	BRAZIL	Espírito Santo	Ibama	Campos Basin Offshore Espírito Santo	Oil And Gas	Exploration And Production	Well
#: 46
		23	Fees	BRAZIL	Rio Grande do Norte	Ibama	Potiguar Basin Onshore Rio Grande Do Norte	Oil And Gas	Exploration And Production	Well
#: 47
		16	Fees	BRAZIL	Sergipe	Ibama	Sergipe - Alagoas Basin Onshore Sergipe	Oil And Gas	Exploration And Production	Well
#: 48
		9	Fees	BRAZIL	Espírito Santo	Ibama	Norte Capixaba Basin Onshore Espírito Santo	Oil And Gas	Exploration And Production	Well
#: 49
		8	Fees	BRAZIL	Amazonas	Ibama	Solimões Basin Onshore Amazonas	Oil And Gas	Exploration And Production	Well
#: 50
		7	Fees	BRAZIL	Alagoas	Ibama	Sergipe - Alagoas Basin Onshore Alagoas	Oil And Gas	Exploration And Production	Well
#: 51
		0	Fees	BRAZIL	Espírito Santo	Ibama	Espírito Santo Basin Onshore Espírito Santo	Oil And Gas	Exploration And Production	Well
#: 52
	[5]	1,365	Taxes	BOLIVIA		SIN	Entity Level Payment Petrobras Bolivia S.A.	Oil And Gas	Exploration And Production	Well
#: 53
		460	Bonuses	BOLIVIA	Tarija	YPFB	Bloque San Antonio Onshore Tarija	Oil And Gas	Exploration And Production	Well
#: 54
		332	Bonuses	BOLIVIA	Tarija	YPFB	XX Tarija Oeste Onshore Tarija	Oil And Gas	Exploration And Production	Well
#: 55
		304	Bonuses	BOLIVIA	Santa Cruz	YPFB	Colpa Caranda Onshore Santa Cruz	Oil And Gas	Exploration And Production	Well
#: 56
		234	Bonuses	BOLIVIA	Tarija	YPFB	Bloque San Alberto Onshore Tarija	Oil And Gas	Exploration And Production	Well
#: 57
		$ 159	Bonuses	BOLIVIA	Santa Cruz	YPFB	San Telmo Norte Onshore Santa Cruz	Oil And Gas	Exploration And Production	Well

[1]	The payments of Petrobras in Brazil are made in Reais (BRL), while in Bolivia in Bolivianos (BOL). All payments in this Report are reported in US Dollars, which have been translated based on the exchange rate as of December 31, 2025 (Brazilian Real/US Dollar 5.50 and Boliviano/US Dollar 6.96).
[2]	All Petrobras' projects refer the commercial development of oil and natural gas, in the E&P segment, using the well extraction method.
[3]	In-kind production entitlements are presented at fair market value, which is calculated based on the volume the Brazilian Federal Government is entitled to, valued at the average Brent oil price for the year, pursuant to the production sharing regime adopted in Brazil for the exploration and production of oil, natural gas, and other fluid hydrocarbons in the Pre-Salt Polygon and/or strategic areas, and as established by Law 12,351/2010, particularly in articles 2(III), 15(III), 18, and 29(VII).
[4]	It is not attributable to projects individually. These royalties refer to the agreement with ANP relating to the amount due by the shale industrialization unit SIX (divested in 2022). This agreement will be paid in installments until 2027.
[5]	It is not attributable to projects individually. These taxes are levied on sales revenues on the corporate level.